Share-based payments	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Share-based payments

18. Share-based payments

In 2016, the Company implemented an Equity Incentive Plan (the “Plan”) in order to advance the interests of the Company’s shareholders by enhancing the Company’s ability to attract, retain and motivate persons who are expected to make important contributions to the Company and by providing such persons with performance-based incentives that are intended to better align the interests of such persons with those of the Company’s shareholders. This plan has been superseded by the 2021 long term incentive plan (“LTIP”).

Set out below is an overview of changes in the Stock Options and Restricted Stock Units (“RSUs”) during the six months ended June 30, 2023.

	Stock Options		RSUs
	Outstanding options	Weighted average exercise price	Outstanding RSUs
		$
Outstanding January 1, 2023	3,181,538	10.95	795,694
Granted	846,000	8.05	413,988
Exercised	—	—	(73,410)
Forfeited	(42,875)	11.28	(49,937)
Outstanding June 30, 2023	3,984,663	10.34	1,086,335

On April 6, 2023, a total of 846,000 stock options were granted to members of the Board of Directors and Key management with an exercise price of $8.05 per share with a final exercise date of April 5, 2033, unless forfeited or exercised on an earlier date. 25% of the aggregate number of share options shall vest on April 5, 2024 and thereafter 1/48th of the aggregate number of share options shall vest on each subsequent monthly anniversary of the vesting commencement date until either the option is fully vested, or the option holders’ continuous service terminates.

As of June 30, 2023, a total number of 2,065,270 stock options are exercisable (June 30, 2022: 1,287,099).

During the six months ended June 30, 2023 a total of 413,988 RSUs were granted to employees that joined the Group in the same period and to existing employees. The RSUs shall vest equally over a four-year period on each of the four anniversaries of the vesting start date until either the RSUs are fully vested or the RSUs holders’ continuous service terminates.

The fair value of the RSUs is determined based on the share value per ordinary share at the grant date (or at the first trading day after the grant date if the Nasdaq Stock Exchange is not open on this date). The grant dates and share closing price were February 1, 2023 ($9.50), March 1, 2023 ($8.29), April 3, 2023 ($7.82), April 6, 2023 ($8.05) and May 1, 2023 ($9.25), respectively.

For the six months ended June 30, 2023, the Group recognized €5,299,814 of share-based payment expense in the unaudited condensed consolidated statement of income or loss and other comprehensive income (six months ended June 30, 2022: €5,089,777). For the three months ended June 30, 2023, the Group recognized €2,716,927 of share-based payment expense in the unaudited condensed consolidated statement of income or loss and other comprehensive income (three months ended June 30, 2022: €3,142,839).

The inputs and outputs used in the measurement of the fair value per option at each grant/ measurement date using the Black-Scholes formula (including the related number of options and the fair value of the options) were as follows:

April 6, 2023
Number of options	846,000
Fair value of the options	€5.92
Fair value of the ordinary shares	€7.38
Exercise price	€7.38
Expected volatility (%)	100%
Expected life (years)	6.1
Risk-free interest rate (%)	3.4%
Expected dividend yield	—